LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.99%
Aerospace & Defense–0.43%
National Presto Industries	16,123	$ 1,141,670
		1,141,670
Air Freight & Logistics–0.49%
†Atlas Air Worldwide Holdings	51,200	1,314,304
		1,314,304
Airlines–1.82%
Alaska Air Group	42,000	1,195,740
Hawaiian Holdings	118,800	1,240,272
†Mesa Air Group	353,600	1,163,344
SkyWest	48,100	1,259,739
		4,859,095
Auto Components–0.92%
†Cooper-Standard Holdings	114,700	1,177,969
Dana	163,700	1,278,497
		2,456,466
Banks–9.74%
Associated Banc-Corp	99,300	1,270,047
Bank OZK	68,500	1,143,950
Bar Harbor Bankshares	19,090	329,875
Cadence BanCorp	213,500	1,398,425
CIT Group	73,700	1,272,062
Comerica	39,800	1,167,732
First Horizon National	158,500	1,277,510
FNB	178,900	1,318,493
Great Western Bancorp	63,500	1,300,480
Hope Bancorp	151,800	1,247,796
IBERIABANK	36,200	1,308,992
Midland States Bancorp	75,700	1,323,993
Pacific Premier Bancorp	73,400	1,382,856
PacWest Bancorp	73,000	1,308,160
People's United Financial	105,600	1,166,880
Popular	38,100	1,333,500
Simmons First National Class A	69,500	1,278,800
Synovus Financial	76,700	1,346,852
Umpqua Holdings	113,900	1,241,510
Valley National Bancorp	172,000	1,257,320
WesBanco	55,200	1,308,240
		25,983,473
Biotechnology–4.09%
†AMAG Pharmaceuticals	218,100	1,347,858
†Anika Therapeutics	43,900	1,269,149
†Arena Pharmaceuticals	28,900	1,213,800
†Enanta Pharmaceuticals	25,600	1,316,608
†OPKO Health	854,100	1,144,494
†PDL BioPharma	444,270	1,252,841
†United Therapeutics	13,800	1,308,585
†Vanda Pharmaceuticals	137,400	1,423,464
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†X4 Pharmaceuticals	62,907	$ 629,070
		10,905,869
Building Products–0.19%
Insteel Industries	39,149	518,724
		518,724
Capital Markets–0.99%
Invesco	142,400	1,292,992
Janus Henderson Group	88,700	1,358,884
		2,651,876
Chemicals–1.41%
Eastman Chemical	29,200	1,360,136
Kronos Worldwide	147,400	1,244,056
Trinseo	64,100	1,160,851
		3,765,043
Commercial Services & Supplies–2.26%
ACCO Brands	290,200	1,465,510
Ennis	71,900	1,350,282
Knoll	134,000	1,382,880
Pitney Bowes	600,400	1,224,816
VSE	36,904	604,857
		6,028,345
Communications Equipment–1.84%
†CommScope Holding	130,400	1,187,944
Comtech Telecommunications	87,700	1,165,533
Juniper Networks	62,400	1,194,336
†NETGEAR	59,700	1,363,548
		4,911,361
Construction & Engineering–0.19%
†Northwest Pipe	22,191	493,750
		493,750
Consumer Finance–0.49%
Navient	171,303	1,298,477
		1,298,477
Containers & Packaging–0.97%
Greif Class A	41,500	1,290,235
WestRock	46,200	1,305,612
		2,595,847
Electric Utilities–0.52%
OGE Energy	44,900	1,379,777
		1,379,777
Electronic Equipment, Instruments & Components–7.63%
†Anixter International	13,900	1,221,393
†Arrow Electronics	23,177	1,202,191
Avnet	47,609	1,194,986
LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics	67,091	$ 1,341,149
†Insight Enterprises	30,100	1,268,113
†Kimball Electronics	109,409	1,194,746
Methode Electronics	48,000	1,268,640
MTS Systems	75,100	1,689,750
PC Connection	31,100	1,281,631
†Sanmina	49,300	1,344,904
†ScanSource	59,389	1,270,331
SYNNEX	14,932	1,091,529
†Tech Data	9,954	1,302,481
†TTM Technologies	120,900	1,250,106
Vishay Intertechnology	87,100	1,255,111
†Vishay Precision Group	58,200	1,168,656
		20,345,717
Equity Real Estate Investment Trusts–6.73%
Apple Hospitality REIT	155,700	1,427,769
BRT Apartments	66,058	677,095
Chatham Lodging Trust	248,000	1,473,120
CoreCivic	119,700	1,337,049
Diversified Healthcare Trust	380,200	1,380,126
GEO Group	113,000	1,374,080
Jernigan Capital	129,000	1,413,840
Macerich	162,600	915,438
Park Hotels & Resorts	160,200	1,267,182
Pebblebrook Hotel Trust	122,000	1,328,580
RLJ Lodging Trust	199,800	1,542,456
Service Properties Trust	233,700	1,261,980
Summit Hotel Properties	301,700	1,273,174
Sunstone Hotel Investors	147,100	1,281,241
		17,953,130
Food & Staples Retailing–1.94%
Andersons	66,300	1,243,125
Ingles Markets Class A	33,400	1,207,744
SpartanNash	98,719	1,413,656
Village Super Market Class A	53,000	1,302,740
		5,167,265
Gas Utilities–1.02%
National Fuel Gas	33,600	1,252,944
†Southwest Gas Holdings	21,000	1,460,760
		2,713,704
Health Care Equipment & Supplies–3.34%
†AngioDynamics	126,100	1,315,223
†Envista Holdings	89,600	1,338,624
†Integer Holdings	23,500	1,477,210
Invacare	199,800	1,484,514
†Meridian Bioscience	177,800	1,493,520
†OraSure Technologies	166,800	1,794,768
		8,903,859
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–5.44%
†Acadia Healthcare	96,616	$ 1,772,904
†Covetrus	169,600	1,380,544
†Magellan Health	32,050	1,541,925
†MEDNAX	122,861	1,430,102
National HealthCare	17,564	1,259,866
Owens & Minor	211,300	1,933,395
Patterson	70,200	1,073,358
†Premier Class A	41,800	1,367,696
†Tivity Health	212,400	1,335,996
†Triple-S Management Class B	101,261	1,427,780
		14,523,566
Health Care Technology–2.59%
†Allscripts Healthcare Solutions	200,800	1,413,632
Computer Programs & Systems	57,500	1,279,375
†Evolent Health Class A	270,100	1,466,643
†HMS Holdings	53,600	1,354,472
†NextGen Healthcare	133,300	1,391,652
		6,905,774
Hotels, Restaurants & Leisure–0.44%
BBX Capital	505,051	1,166,668
		1,166,668
Household Durables–1.22%
†Beazer Homes USA	212,800	1,370,432
Ethan Allen Interiors	103,400	1,056,748
Hooker Furniture	52,292	816,278
		3,243,458
Insurance–2.63%
American National Insurance	16,807	1,384,561
CNO Financial Group	107,400	1,330,686
FBL Financial Group Class A	33,800	1,577,446
Old Republic International	87,000	1,326,750
Unum Group	92,600	1,389,926
		7,009,369
Internet & Direct Marketing Retail–0.54%
†Qurate Retail	237,800	1,451,769
		1,451,769
IT Services–1.25%
Alliance Data Systems	28,900	972,485
Cass Information Systems	36,800	1,293,888
DXC Technology	80,900	1,055,745
		3,322,118
Machinery–4.21%
Greenbrier	79,995	1,419,111
Hillenbrand	70,300	1,343,433
†Manitowoc	140,100	1,190,850

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Miller Industries	44,200	$ 1,249,976
NN	76,327	132,046
Park-Ohio Holdings	42,732	809,344
Terex	95,800	1,375,688
Timken	40,600	1,313,004
Trinity Industries	74,995	1,205,170
Wabash National	166,100	1,199,242
		11,237,864
Media–2.66%
†Cumulus Media Class A	151,952	823,580
Emerald Holding	445,900	1,154,881
Entercom Communications Class A	819,500	1,401,345
†Liberty Latin America Class C	110,700	1,135,782
Meredith	91,900	1,123,018
Tribune Publishing	179,700	1,457,367
		7,095,973
Metals & Mining–1.46%
Schnitzer Steel Industries Class A	96,330	1,256,143
Steel Dynamics	58,100	1,309,574
SunCoke Energy	346,500	1,334,025
		3,899,742
Mortgage Real Estate Investment Trusts (REITs)–5.74%
Cherry Hill Mortgage Investment	228,800	1,418,560
Chimera Investment	159,603	1,452,387
Exantas Capital	433,200	1,195,632
Great Ajax	246,417	1,567,212
MFA Financial	3,369,085	5,222,082
PennyMac Mortgage Investment Trust	212,011	2,251,557
Ready Capital	304,000	2,194,880
		15,302,310
Multiline Retail–1.21%
Big Lots	78,700	1,119,114
Kohl's	72,900	1,063,611
Macy's	214,300	1,052,213
		3,234,938
Multi-Utilities–0.51%
Avista	31,900	1,355,431
		1,355,431
Oil, Gas & Consumable Fuels–3.29%
Berry Petroleum	449,520	1,083,343
†Chesapeake Energy	6,091,800	1,052,054
†Denbury Resources	4,192,400	773,917
†Oasis Petroleum	3,198,500	1,119,475
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy	368,700	$ 1,069,230
QEP Resources	2,820,000	943,290
SM Energy	860,200	1,049,444
†Southwestern Energy	612,600	1,035,294
†Whiting Petroleum	962,600	645,327
		8,771,374
Paper & Forest Products–0.50%
Domtar	61,400	1,328,696
		1,328,696
Personal Products–0.48%
Nu Skin Enterprises Class A	58,600	1,280,410
		1,280,410
Pharmaceuticals–3.28%
†Jazz Pharmaceuticals	12,700	1,266,698
†Lannett	164,139	1,140,766
†Mallinckrodt	612,554	1,212,857
†Mylan	80,100	1,194,291
Perrigo	26,800	1,288,812
†Prestige Consumer Healthcare	37,500	1,375,500
†Supernus Pharmaceuticals	71,300	1,282,687
		8,761,611
Professional Services–1.99%
Heidrick & Struggles International	60,600	1,363,500
Kelly Services Class A	111,100	1,409,859
ManpowerGroup	21,800	1,155,182
Resources Connection	125,400	1,375,638
		5,304,179
Road & Rail–0.87%
ArcBest	63,500	1,112,520
Ryder System	45,737	1,209,286
		2,321,806
Semiconductors & Semiconductor Equipment–0.12%
†Alpha & Omega Semiconductor	50,689	324,916
		324,916
Software–0.47%
Ebix	82,300	1,249,314
		1,249,314
Specialty Retail–4.61%
Abercrombie & Fitch Class A	132,700	1,206,243
American Eagle Outfitters	149,000	1,184,550
†At Home Group	434,700	878,094
Caleres	210,200	1,093,040
Cato Class A	101,600	1,084,072

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Conn's	252,200	$ 1,054,196
Designer Brands Class A	178,100	886,938
Foot Locker	59,400	1,309,770
Gap	149,200	1,050,368
Penske Automotive Group	49,200	1,377,600
Signet Jewelers	183,800	1,185,510
		12,310,381
Technology Hardware, Storage & Peripherals–0.49%
†Xerox Holdings	69,200	1,310,648
		1,310,648
Textiles, Apparel & Luxury Goods–1.49%
†Fossil Group	324,300	1,066,947
†G-III Apparel Group	178,100	1,371,370
Movado Group	129,700	1,533,054
		3,971,371
Tobacco–0.48%
Universal	29,043	1,283,991
		1,283,991
Trading Companies & Distributors–1.57%
Air Lease	54,144	1,198,748
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
GATX	20,392	$ 1,275,723
Systemax	25,060	444,314
Triton International	48,800	1,262,456
		4,181,241
Wireless Telecommunication Services–0.44%
Telephone & Data Systems	69,900	1,171,524
		1,171,524
Total Common Stock (Cost $313,246,489)		258,708,194

MONEY MARKET FUND–4.39%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	11,712,465	11,712,465
Total Money Market Fund (Cost $11,712,465)		11,712,465

TOTAL INVESTMENTS–101.38% (Cost $324,958,954)	270,420,659
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.38%)	(3,673,834)
NET ASSETS APPLICABLE TO 35,271,145 SHARES OUTSTANDING–100.00%	$266,746,825

† Non-income producing.

The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
109	E-mini Russell 2000 Index	$6,254,420	$6,163,100	6/19/20	$91,320	$—
5	E-mini S&P MidCap 400 Index	718,900	710,271	6/19/20	8,629	—
Total Futures Contracts					$99,949	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$258,708,194	$—	$—	$258,708,194
Money Market Fund	11,712,465	—	—	11,712,465
Total Investments	$270,420,659	$—	$—	$270,420,659
Derivatives:

Assets:
Futures Contracts	$99,949	$—	$—	$99,949
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Small-Mid Cap 200 Fund–6